Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2018
Prepaid expenses and other receivables
Prepaid expenses and other receivables

5Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Prepaid expenses	12,257	13,060	2,082
VAT tax receivables	1,036	2,062	329
Other receivables	4,231	7,154	1,140

Total prepaid expenses and other receivables	17,524	22,276	3,551

Other receivables mainly include advance payments to employees and current rental deposits.